RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Provision of consultation service	¥ 70	$ 10	¥ 113
Interest expense	(15,073)	(2,171)	(6,705)
Finance lease income	7,988	1,151	252	1,194
Shaanxi Juntai [Member]
Related Party Transaction [Line Items]
Provision of medical services				984
JWYK [Member]
Related Party Transaction [Line Items]
Provision of consultation service	70	10	113
Loan to	9,000	1,296
New Chang'an [Member]
Related Party Transaction [Line Items]
Interest income				6,755
Gopher [Member]
Related Party Transaction [Line Items]
Loan from	172,575	24,856	161,945
Interest expense	(15,073)	(2,171)	(6,705)
JYADK [Member]
Related Party Transaction [Line Items]
Loan to	1,485	214	3,173
Interest income	370	53	148
Purchase of medical supplies				484
Tianjin Jiatai [Member]
Related Party Transaction [Line Items]
Brand royalty fee and management service	7,988	1,151
Nai'ensi [Member]
Related Party Transaction [Line Items]
Finance lease income			¥ 252	¥ 1,194